UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund:  BlackRock Energy and Resources Trust (BGR)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and

            Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.6%

Energy Equipment & Services — 8.7%
Baker Hughes a GE Co.(a)	261,150	$7,252,135
Halliburton Co.(a)	348,700	16,367,978
Patterson-UTI Energy, Inc.(a)	241,957	4,236,667
Schlumberger Ltd.(a)	151,224	9,796,291

		37,653,071
Oil, Gas & Consumable Fuels — 90.9%
Anadarko Petroleum Corp.(a)	199,633	12,059,830
Andeavor(a)	87,450	8,793,972
BP PLC	4,559,400	30,753,615
Cabot Oil & Gas Corp.(a)	285,950	6,857,081
Cairn Energy PLC(b)	1,636,595	4,743,953
Canadian Natural Resources Ltd.	397,890	12,507,894
Chevron Corp.(a)	374,485	42,706,269
Cimarex Energy Co.	98,500	9,209,750
Concho Resources, Inc.(a)(b)	26,750	4,021,328
ConocoPhillips(a)	369,250	21,892,833
Devon Energy Corp.(a)	374,150	11,894,229
Encana Corp.	1,116,150	12,276,047
Eni SpA	230,939	4,068,047
EOG Resources, Inc.(a)	172,700	18,180,129
EQT Corp.	168,300	7,995,933
Exxon Mobil Corp.(a)(c)	371,702	27,732,686
Kosmos Energy Ltd.(b)	897,658	5,655,245
Marathon Oil Corp.(a)	492,524	7,944,412
Noble Energy, Inc.(c)	353,142	10,700,203
Oil Search Ltd.	990,413	5,501,461
Pioneer Natural Resources Co.(a)	88,826	15,258,530

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC — ADR, Class A(a)	705,950	$45,046,669
Royal Dutch Shell PLC, Class A	301,348	9,534,211
Suncor Energy, Inc.	481,950	16,642,958
TOTAL SA	196,153	11,243,416
TransCanada Corp.	304,750	12,603,004
Valero Energy Corp.(a)	139,750	12,964,608
Williams Cos., Inc.(a)	267,000	6,637,620

		395,425,933

Total Long-Term Investments — 99.6% (Cost — $413,899,710)		433,079,004

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(d)(e)	4,454,792	4,454,792

Total Short-Term Securities — 1.0% (Cost — $4,454,792)		4,454,792

Total Investments Before Options Written — 100.6% (Cost — $418,354,502)		437,533,796

Options Written — (0.6)% (Premiums Received — $2,986,848)		(2,734,415)

Total Investments, Net of Options Written — 100.0% (Cost — $415,367,654)		434,799,381
Liabilities in Excess of Other Assets — (0.0)%		(2,844)

Net Assets— 100.0%		$434,796,537

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,870,844	583,948	4,454,792	$4,454,792	$12,595	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Energy and Resources Trust (BGR)

Portfolio Abbreviations

ADR — American Depositary Receipts

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Royal Dutch Shell PLC — ADR, Class A	172	04/03/18	USD	71.50	USD	1,098	$—
Anadarko Petroleum Corp.	177	04/06/18	USD	61.00	USD	1,069	(13,717)
Andeavor	80	04/06/18	USD	96.00	USD	804	(40,000)
Chevron Corp.	204	04/06/18	USD	114.00	USD	2,326	(28,458)
Chevron Corp.	39	04/06/18	USD	117.00	USD	445	(1,170)
Devon Energy Corp.	480	04/06/18	USD	33.00	USD	1,526	(10,560)
Exxon Mobil Corp.	462	04/06/18	USD	78.00	USD	3,447	(2,079)
Halliburton Co.	299	04/06/18	USD	49.00	USD	1,404	(4,036)
Marathon Oil Corp.	352	04/06/18	USD	16.50	USD	568	(6,160)
Schlumberger Ltd.	337	04/06/18	USD	67.00	USD	2,183	(8,256)
TransCanada Corp.	197	04/06/18	CAD	56.50	CAD	1,050	(917)
Concho Resources, Inc.	38	04/11/18	USD	146.25	USD	571	(21,393)
Anadarko Petroleum Corp.	292	04/13/18	USD	59.00	USD	1,764	(69,642)
Andeavor	103	04/13/18	USD	100.00	USD	1,036	(26,935)
Chevron Corp.	78	04/13/18	USD	117.00	USD	890	(5,499)
Chevron Corp.	40	04/13/18	USD	118.00	USD	456	(1,860)
ConocoPhillips	212	04/13/18	USD	55.00	USD	1,257	(96,460)
Exxon Mobil Corp.	359	04/13/18	USD	76.50	USD	2,678	(14,180)
Marathon Oil Corp.	352	04/13/18	USD	16.51	USD	568	(11,901)
Pioneer Natural Resources Co.	198	04/13/18	USD	175.00	USD	3,401	(45,540)
Pioneer Natural Resources Co.	56	04/13/18	USD	177.50	USD	962	(8,540)
Royal Dutch Shell PLC — ADR, Class A	305	04/13/18	USD	64.00	USD	1,946	(27,450)
Valero Energy Corp.	210	04/13/18	USD	92.50	USD	1,948	(43,155)
Baker Hughes a GE Co.	287	04/20/18	USD	27.50	USD	797	(38,028)
Baker Hughes a GE Co.	313	04/20/18	USD	31.00	USD	869	(7,825)
Cabot Oil & Gas Corp.	250	04/20/18	USD	26.00	USD	600	(3,125)
Canadian Natural Resources Ltd.	671	04/20/18	CAD	40.00	CAD	2,718	(64,321)
Chevron Corp.	359	04/20/18	USD	120.00	USD	4,094	(12,924)
Concho Resources, Inc.	55	04/20/18	USD	155.00	USD	827	(10,587)
ConocoPhillips	328	04/20/18	USD	57.50	USD	1,945	(87,412)
EOG Resources, Inc.	52	04/20/18	USD	105.00	USD	547	(13,416)
Encana Corp.	980	04/20/18	CAD	15.00	CAD	1,389	(17,495)
Encana Corp.	1,530	04/20/18	CAD	14.00	CAD	2,168	(77,192)
Halliburton Co.	318	04/20/18	USD	47.50	USD	1,493	(33,708)
Marathon Oil Corp.	422	04/20/18	USD	16.00	USD	681	(28,485)
Patterson-UTI Energy, Inc.	140	04/20/18	USD	21.00	USD	245	(700)
Royal Dutch Shell PLC — ADR, Class A	410	04/20/18	USD	65.00	USD	2,616	(27,675)
Suncor Energy, Inc.	616	04/20/18	CAD	44.00	CAD	2,741	(51,877)
TransCanada Corp.	277	04/20/18	CAD	57.00	CAD	1,476	(2,903)

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Valero Energy Corp.	210	04/20/18	USD	97.50	USD	1,948	$(13,860)
Williams Cos., Inc.	467	04/20/18	USD	28.00	USD	1,161	(2,335)
Anadarko Petroleum Corp.	106	04/27/18	USD	61.00	USD	640	(19,928)
Cabot Oil & Gas Corp.	261	04/27/18	USD	26.00	USD	626	(6,525)
Chevron Corp.	141	04/27/18	USD	121.00	USD	1,608	(7,896)
ConocoPhillips	280	04/27/18	USD	56.00	USD	1,660	(113,400)
EOG Resources, Inc.	184	04/27/18	USD	110.00	USD	1,937	(18,400)
Pioneer Natural Resources Co.	56	04/27/18	USD	175.00	USD	962	(22,120)
Royal Dutch Shell PLC — ADR, Class A	296	04/27/18	USD	64.00	USD	1,889	(33,300)
Schlumberger Ltd.	192	04/27/18	USD	68.50	USD	1,244	(15,648)
Williams Cos., Inc.	467	04/27/18	USD	28.00	USD	1,161	(5,604)
Anadarko Petroleum Corp.	123	05/04/18	USD	62.50	USD	743	(21,217)
Andeavor	123	05/04/18	USD	103.00	USD	1,237	(29,306)
Baker Hughes a GE Co.	314	05/04/18	USD	31.01	USD	872	(14,073)
Cabot Oil & Gas Corp.	239	05/04/18	USD	25.00	USD	573	(13,672)
Chevron Corp.	309	05/04/18	USD	119.00	USD	3,524	(39,398)
ConocoPhillips	177	05/04/18	USD	60.00	USD	1,049	(30,621)
ConocoPhillips	295	05/04/18	USD	61.00	USD	1,749	(41,890)
EOG Resources, Inc.	184	05/04/18	USD	111.00	USD	1,937	(23,368)
Halliburton Co.	603	05/04/18	USD	49.50	USD	2,830	(50,954)
Marathon Oil Corp.	298	05/04/18	USD	17.50	USD	481	(10,281)
Royal Dutch Shell PLC — ADR, Class A	578	05/04/18	USD	65.50	USD	3,688	(50,286)
Valero Energy Corp.	69	05/04/18	USD	95.00	USD	640	(15,111)
Cabot Oil & Gas Corp.	250	05/18/18	USD	25.00	USD	600	(17,500)
Chevron Corp.	140	05/18/18	USD	120.00	USD	1,597	(19,740)
EOG Resources, Inc.	184	05/18/18	USD	110.00	USD	1,937	(37,720)
Encana Corp.	1,396	05/18/18	CAD	15.00	CAD	1,978	(55,261)
Exxon Mobil Corp.	479	05/18/18	USD	77.50	USD	3,574	(44,787)
Marathon Oil Corp.	299	05/18/18	USD	16.00	USD	482	(31,844)
Royal Dutch Shell PLC — ADR, Class A	709	05/18/18	USD	65.00	USD	4,524	(88,625)
Suncor Energy, Inc.	268	05/18/18	CAD	46.00	CAD	1,192	(12,689)
TransCanada Corp.	118	05/18/18	CAD	58.00	CAD	629	(2,290)
TransCanada Corp.	156	05/18/18	CAD	56.00	CAD	831	(6,781)

							$(1,882,011)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Energy and Resources Trust (BGR)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Eni SpA	Bank of America N.A.	15,400	04/04/18	EUR	13.80	EUR	221	$(10,055)
Noble Energy, Inc.	Morgan Stanley & Co. International PLC	61,800	04/04/18	USD	27.64	USD	1,873	(166,068)
Canadian Natural Resources Ltd.	Citibank N.A.	6,600	04/09/18	CAD	40.88	CAD	267	(2,608)
Patterson-UTI Energy, Inc.	UBS AG	35,300	04/09/18	USD	19.25	USD	618	(2,510)
BP PLC	UBS AG	290,000	04/10/18	GBP	5.16	GBP	1,395	(2,300)
TOTAL SA	Goldman Sachs International	10,700	04/11/18	EUR	47.70	EUR	498	(2,722)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	53,500	04/12/18	CAD	45.08	CAD	2,380	(16,078)
Oil Search Ltd.	UBS AG	189,700	04/17/18	AUD	7.72	AUD	1,372	(3,360)
BP PLC	UBS AG	214,000	04/18/18	GBP	4.81	GBP	1,029	(26,056)
Eni SpA	UBS AG	32,750	04/18/18	EUR	14.14	EUR	469	(13,346)
Patterson-UTI Energy, Inc.	UBS AG	35,300	04/19/18	USD	19.25	USD	618	(6,899)
BP PLC	Morgan Stanley & Co. International PLC	230,000	04/24/18	GBP	4.82	GBP	1,106	(31,219)
TOTAL SA	Morgan Stanley & Co. International PLC	41,900	04/25/18	EUR	46.61	EUR	1,952	(44,845)
Canadian Natural Resources Ltd.	Credit Suisse International	65,500	04/30/18	CAD	40.10	CAD	2,653	(70,216)
BP PLC	Barclays Bank PLC	247,000	05/02/18	GBP	4.87	GBP	1,188	(33,789)
Cimarex Energy Co.	UBS AG	17,200	05/02/18	USD	96.19	USD	1,608	(39,859)
Royal Dutch Shell PLC, Class A	Credit Suisse International	105,500	05/02/18	GBP	22.89	GBP	2,379	(52,049)
TOTAL SA	Goldman Sachs International	16,000	05/03/18	EUR	46.70	EUR	745	(19,684)
BP PLC	Barclays Bank PLC	491,300	05/09/18	GBP	4.74	GBP	2,363	(121,814)
BP PLC	Credit Suisse International	123,400	05/09/18	GBP	4.77	GBP	594	(28,052)
Noble Energy, Inc.	Barclays Bank PLC	61,700	05/11/18	USD	30.80	USD	1,870	(79,311)
Cimarex Energy Co.	UBS AG	17,200	05/16/18	USD	96.19	USD	1,608	(50,159)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	157,000	05/17/18	AUD	7.35	AUD	1,135	(21,570)
Eni SpA	UBS AG	32,750	05/29/18	EUR	14.48	EUR	469	(7,835)

								$(852,404)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Energy Equipment & Services	$37,653,071	$—	$—	$37,653,071
Oil, Gas & Consumable Fuels	329,581,230	65,844,703	—	395,425,933
Short-Term Securities	4,454,792	—	—	4,454,792

	$371,689,093	$65,844,703	$—	$437,533,796

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(1,834,644)	$(899,771)	$—	$(2,734,415)

(a)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2018, there were no transfers between levels.

5

Item 2 –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: May 21, 2018